SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 04, 2014
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
Preferred stock, shares authorized	5,000,000
Preferred stock, par value (in dollars per share)	$ 1
Preferred stock, outstanding shares	0
Repurchase of common stock	3,900,000
Repurchase of common stock, value	$ 232.3	$ 355.5	$ 283.5
Share repurchase authorized amount				$ 500.0
Share repurchase remained authorized amount	$ 367.0